Compensation Plans (Estimate Of Benefit Payments For The Next 10 Years) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	$ 19
2014	20
2015	20
2016	21
2017	22
2018-2022	111
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
2013	4
2014	5
2015	5
2016	6
2017	7
2018-2022	$ 37